Schedule of Income before Income Tax, Domestic and Foreign (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (4,886)	€ (7,358)	€ (543)
FRANCE [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(2,018)	(5,392)	1,192
UNITED STATES [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(2,060)	(1,739)	(1,146)
UNKNOWN COUNTRY [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (808)	€ (227)	€ (589)